Financial Instruments - Derivative Assets and Liabilities (Details) - Cash flow hedges - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – liabilities	¥ 3,362	¥ 93
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	3,407
Carrying amount – liabilities		3,845
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		(2,764)
Carrying amount – liabilities	(11,270)
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	7,873
Carrying amount – liabilities		8,095
United States Dollar | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – liabilities	56,787	473
Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – liabilities		89
Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – liabilities		63
Indian Rupee | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – liabilities		1
Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	422
Contract amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Notional	131,729	15,478
Contract amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Notional	134,762	111,249
Contract amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Notional	865,407	212,638
Contract amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Notional	1,364,837	423,060
Contract amount | United States Dollar | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Notional	739,948	123,959
Contract amount | Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Notional		10,124
Contract amount | Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Notional		6,753
Contract amount | Indian Rupee | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Notional		1,258
Contract amount | Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Notional	13,515
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Contract amount to be settled in more than one year | United States Dollar | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Notional	717,114	123,924
Contract amount to be settled in more than one year | Russian Ruble | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Notional		0
Contract amount to be settled in more than one year | Brazilian Real | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Notional		0
Contract amount to be settled in more than one year | Indian Rupee | Currency collar options
Disclosure of detailed information about hedging instruments [line items]
Notional		¥ 0
Contract amount to be settled in more than one year | Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 0